Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 18. Income Taxes

Substantially all of the Company’s earnings from continuing operations before income taxes is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculated income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries which located in the Republic of China is 17% in 2010, 2011 and 2012. An additional 10% corporate income tax is assessed on undistributed income for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in 2003 and 2004 and Himax Semiconductor’s newly incorporated investment in 2004 related to the manufacturing of newly designed TFT-LCD driver was approved by the government authorities as a newly emerging, important and strategic industry. Besides, Himax Taiwan’s capital increase in 2009 related to the electronic parts and components manufacturing was approved by the government authorities. The incremental income derived from selling the above new product is tax exempt for a period of five years, however, there is limit tax exemption $15,972 thousand (NT$463,823 thousand) for the tax exemption in 2009.

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
October 29, 2003	January 1, 2006-December 31, 2010
September 20, 2004	January 1, 2008-December 31, 2012
November 12, 2009	January 1, 2013-December 31, 2017
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan operations	42,550	22,370	73,461
Cayman operations	$(7,535)	(7,038)	(7,395)
US operations	(55)	151	(1,597)
China operations	157	1,293	1,388
Korea operations	177	32	29
	$35,294	16,808	65,886

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$(54)	(2,842)	755
Taiwan operations – 10% of surtax	1,643	3,424	5,277

US operations	33	104	162
China operations	112	120	699
Korea operations	12	5	3
Others	1	-	1
Total current	1,747	811	6,897

Deferred:
Taiwan operations - based on statutory tax rate of 17%	4,824	6,468	9,789
Taiwan operations – 10% of surtax	(306)	(143)	(29)
US operations	(30)	5	(998)
China operations	(15)	162	89
Korea operations	8	(2)	-
Others	-	-	-
Total deferred	4,481	6,490	8,851
Income tax expense	$6,228	7,301	15,748

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$(13,141)	1,085	9,981
Adjustments to deferred tax assets and liabilities for changes in enacted tax laws and rates	3,144	(1)	-
Tax benefits of operating loss carryforwards	-	-	(1,130)
Increase in the beginning-of-the-year balance of the valuation allowance for deferred tax assets	14,478	5,406	-
	$4,481	6,490	8,851

The applicable combined tax rate of 23.85% for an aggregate calculation of 17% expected income tax and 10% undistributed earning surtax in 2010, 2011 and 2012.

The expected tax is computed based on the 17% rate only and the separate item of 10% undistributed earnings surtax is immediately following the expected tax in the rate reconciliation.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% to pretax income and the actual income tax expense as reported in the accompanying consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Expected income tax expense	$6,000	2,857	11,201
Tax on undistributed retained earnings	1,643	3,424	5,277
Tax-exempted income	(3,567)	(836)	(2,921)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(639)	(164)	(571)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	3,144	(1)	-
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	-	(1,821)	(6,157)
Increase in investment tax credits	(3,870)	(3,533)	(1,210)
Expired investment tax credits	183	1,841	5,302
Increase in deferred tax asset valuation allowance	12,408	6,823	6,319
Non-deductible share-based compensation expenses	178	589	53
Provision for uncertain tax position in connection with share-based compensation expenses	133	-	-
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	(2,295)	(6,759)	658
Tax effect resulting from foreign currency matters	(9,086)	3,160	(3,607)
Foreign tax rate differential	1,320	1,350	1,415
Variance from audits of prior years’ income tax filings	1,205	476	40
Others	(529)	(105)	(51)
Actual income tax expense	$6,228	7,301	15,748

The basic and diluted earnings per ordinary share effect resulting from the income tax exemption for the years ended December 31, 2010, 2011 and 2012, is a $0.01, nil and $0.01, increase to earnings per ordinary share, respectively.

The total income tax expense for the years ended December 31, 2010, 2011 and 2012 was allocated as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Income from continuing operations	$6,228	7,301	15,748
Other comprehensive gain (loss)	(54)	(125)	8
Total income tax expense	$6,174	7,176	15,756

As of December 31, 2011 and 2012, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2011	2012
	(in thousands)
Deferred tax assets:
Inventory	$4,219	5,538
Allowance for doubtful accounts	2,303	2,270
Unused investment tax credits	39,393	22,835
Unused loss carry-forward	20,919	26,388
Other	987	1,992
Total gross deferred tax assets	67,821	59,023
Less: valuation allowance	(35,241)	(36,341)
Net deferred tax assets	32,580	22,682
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,112)	-
Prepaid pension cost	(361)	(401)
Acquired intangible assets	(1,041)	(3,015)
Other	(36)	(78)
Total gross deferred tax liabilities	(3,550)	(3,494)
Net deferred tax assets	$29,030	19,188

As of December 31, 2012, the Company has not provided for income taxes on the undistributed earnings of approximately $536,452 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

The valuation allowance for deferred tax assets as of January 1, 2010, 2011 and 2012 was $28,428 thousand, $42,906 thousand and $35,241 thousand, respectively. The net change in the valuation allowance for the years ended December 31, 2010, 2011 and 2012, was an increase of $14,478 thousand, a decrease of $7,665 thousand and an increase of $1,100 thousand, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2012. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Korea, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception, therefore, a valuation allowance of $31,905 thousand and $30,541 thousand as of December 31, 2011 and 2012, respectively, were provided to reduce their deferred tax assets (consisting primarily of operating loss carry-forward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized.

In addition, a valuation allowance of $3,336 thousands and $5,800 thousands as of December 31, 2011 and 2012, respectively, was provided to reduce Himax Taiwan’s deferred tax assets related to unused investment tax credits.

As ROC Income Tax Acts has been amended in January 2009, the tax loss carry-forward in the preceding ten years would be deducted from tax income for Taiwan operations. That amendment is effective for the Company beginning 2009 and extends the period of tax loss carry-forward for certain subsidiaries.

As of December 31, 2012, the Company’s unused operating loss carryforwards were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$138,080	$23,481	2014~2022
China operations	1,807	298	2016~2020
US operations	6,236	2,609	2024~2032
		$26,388

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, the purchase of machinery for the automation of production, expenditure for research and development and training of professional personnel, each occurring before December 31, 2009, entitles the Company to tax credits. These credits may be applied over a period of five years. The amount of the credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. Also, investments in shares originally issued by ROC domestic companies that are newly emerging, important and strategic industries, entitles the Company after a three year holding period to a tax credit of twenty percent of the price paid for the acquisition of such shares. The credit also may be applied over a period of five years.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only up to 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation can not be carried forward.

As of December 31, 2012, all of the Company’s unused investment tax credits were as follows:

	Tax effect (in thousands)	Expiration year

Taiwan operations	$22,333	2013~2016
US operations	502	2020~2027
	$22,835

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2010	2011	2012
	(in thousands)

Balance at beginning of year	$8,450	6,892	128
Increase related to prior year tax positions	-	-	658
Decrease related to prior year tax positions	(2,295)	(6,759)	-
Increase related to current year tax positions	133	-	-
Effect of exchange rate change	604	(5)	5
Balance at end of year	$6,892	128	791

Included in the balance of total unrecognized tax benefits at December 31, 2011 and 2012, are potential benefits of $128 thousand and $791 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. No interest and penalties related to unrecognized tax benefits were recorded by the Company for the years ended December 31, 2010, 2011 and 2012. The Company’s major taxing jurisdiction is Taiwan. Except for Himax Taiwan and Himax Semiconductor, all other Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2010. The tax year of 2010 and 2011 for Himax Taiwan and Himax Semiconductor and tax year of 2011 for other Taiwan subsidiaries are opening to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2012.